Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Total net revenues	$ 559,386	$ 882,011	$ 13,062,373
Parent [Member]
Revenues
Sale of medical equipment	342,344	882,011	13,062,373
Provision of OSAS diagnostic services	217,042
Total net revenues	559,386	882,011	13,062,373
Cost of revenue
Sale of medical equipment	(464,918)	(1,655,970)	(17,179,060)
Provision of OSAS diagnostic services	(292,983)
Total cost of revenue	(757,901)	(1,655,970)	(17,179,060)
Gross loss
Sale of medical equipment	(122,574)	(773,959)	(4,116,687)
Provision of OSAS diagnostic services	(75,941)
Total gross loss	(198,515)	(773,959)	(4,116,687)
Depreciation and amortization expense:
Sale of medical equipment	535,800	1,328,403	1,232,263
Provision of OSAS diagnostic services	291,830
Total depreciation and amortization expenses	827,630	1,328,403	1,232,263
Capital expenditure
Sale of medical equipment	16,137	40,780	636,130
Provision of OSAS diagnostic services	760,191
Total capital expenditure	$ 776,328	$ 40,780	$ 636,130